Shareholder Fees - VIPInvestmentGradeBondIIPortfolio-InvestorPRO	Apr. 30, 2025 USD ($)
VIPInvestmentGradeBondIIPortfolio-InvestorPRO | VIP Investment Grade Bond II Portfolio
Shareholder Fees:
(fees paid directly from your investment)